Quarterly Holdings Report
for
Fidelity® SAI High Income Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SAH-NPRT1-0925
1.9901444.104
Alternative Funds - 1.4%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $40,209,569)	4,075,796	39,199,374

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	175,000	176,632
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	141,000	141,594
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 0% 3/31/2038 (d)(e)(f)(g)	150,000	150,020
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.2% 7/20/2038 (d)(e)(f)(g)	209,000	209,029
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 5.75% 7/20/2038 (d)(e)(f)(g)	150,000	150,021
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	225,000	225,477
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (d)(e)(f)	108,000	109,478
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	250,000	256,264
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	150,000	151,098
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (d)(e)(f)	150,000	151,498
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	125,000	125,337
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	285,000	286,931
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (d)(e)(f)	285,000	288,820
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	228,000	230,267
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	100,000	102,409
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	150,000	152,455
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	112,000	113,198
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	203,000	203,490
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	127,000	128,658
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	248,000	250,115
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	103,000	103,764
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (d)(e)(f)(g)	250,000	250,035
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	285,000	282,385
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (d)(e)(f)	100,000	100,503
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	150,000	152,232
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,315,078
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4676% 10/15/2037 (d)(e)(f)	250,000	253,254
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (d)(e)(f)	150,000	151,792
TOTAL UNITED STATES		405,046
TOTAL ASSET-BACKED SECURITIES (Cost $4,860,429)		4,896,756

Bank Loan Obligations - 7.4%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (e)(f)(h)(i)	67,158	67,158
FINLAND - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (e)(f)(h)(j)	4,161,000	4,180,057
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (e)(f)(h)	379,031	343,970
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (e)(f)(h)	5,069,618	4,708,408

TOTAL FRANCE		5,052,378
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (e)(f)(h)	235,000	234,706
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (e)(f)(h)	3,664,944	989,535
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (e)(f)(h)	820,922	774,630
UNITED STATES - 7.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0635% 10/3/2031 (e)(f)(h)	496,175	363,572
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (e)(f)(h)(k)	1,746,618	1,616,984
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6021% 4/3/2031 (e)(f)(h)	3,622,382	3,353,529
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/16/2029 (e)(f)(h)	274,301	272,630
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/15/2030 (e)(f)(h)	4,690,017	4,658,500
		10,265,215
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (e)(f)(h)	3,838,397	3,742,437
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8419% 1/18/2028 (e)(f)(h)	1,149,540	1,145,068
		4,887,505
TOTAL COMMUNICATION SERVICES		15,152,720

Consumer Discretionary - 2.1%
Diversified Consumer Services - 0.6%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (e)(f)(h)	14,509,481	12,750,207
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(h)	3,081,268	2,958,017
		15,708,224
Hotels, Restaurants & Leisure - 0.9%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3562% 7/2/2032 (e)(f)(h)	3,770,297	3,665,671
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (e)(f)(h)(k)	709,703	690,009
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (e)(f)(h)	3,580,556	3,566,556
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 1/28/2032 (e)(f)(h)	1,329,063	1,328,650
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0579% 10/31/2031 (e)(f)(h)	1,999,449	1,961,120
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (e)(f)(h)	2,802,545	2,750,866
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (e)(f)(h)	9,847,433	9,458,461
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (e)(f)(h)	456,406	441,573
		23,862,906
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7062% 6/29/2028 (e)(f)(h)	5,562,963	5,083,157
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 10/30/2027 (e)(f)(h)	4,141,412	4,134,953
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 10/30/2027 (e)(f)(h)	992,666	988,943
		10,207,053
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (e)(f)(h)	4,487,165	4,173,782
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 12/17/2027 (e)(f)(h)	448,830	446,891
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (e)(f)(h)	1,055,686	969,088
		5,589,761
TOTAL CONSUMER DISCRETIONARY		55,367,944

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (e)(f)(h)(j)	4,060,000	4,050,378
Food Products - 0.1%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4738% 8/2/2028 (e)(f)(h)	90,060	36,700
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (e)(f)(h)	26,043	10,612
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (e)(f)(h)	72,113	64,901
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (e)(f)(h)	87,498	56,874
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 12/13/2032 (e)(f)(h)	3,625,000	3,606,875
		3,775,962
TOTAL CONSUMER STAPLES		7,826,340

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Mesquite Energy Inc 1LN, term loan 0% (e)(h)(i)(j)(l)	1,620,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)(l)	3,800,000	1
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (e)(f)(h)	18,579,193	8,476,756
		8,476,757
Financials - 0.2%
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (e)(f)(h)	3,440,000	3,436,250
Insurance - 0.1%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7207% 1/31/2028 (e)(f)(h)	3,295,000	3,161,421
TOTAL FINANCIALS		6,597,671

Health Care - 0.5%
Health Care Providers & Services - 0.2%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7956% 6/28/2029 (e)(f)(h)	981,107	797,149
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3562% 9/24/2031 (e)(f)(h)	2,376,115	2,292,951
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (e)(f)(h)	1,445,435	891,356
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (e)(f)(h)	905,000	905,145
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (e)(f)(h)(j)	1,360,000	1,359,429
		6,246,030
Pharmaceuticals - 0.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (e)(f)(h)	7,940,000	7,768,814
TOTAL HEALTH CARE		14,014,844

Industrials - 0.5%
Air Freight & Logistics - 0.1%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/17/2030 (e)(f)(h)	2,745,000	2,711,374
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 0% 8/1/2028 (e)(f)(h)(j)	910,000	847,210
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/12/2028 (e)(f)(h)(j)	210,000	191,106
		1,038,316
Commercial Services & Supplies - 0.3%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (e)(f)(h)	4,536,632	3,785,275
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (e)(f)(h)	613,102	585,733
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (e)(f)(h)	4,018,424	3,852,022
		8,223,030
Trading Companies & Distributors - 0.1%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8193% 1/31/2028 (e)(f)(h)	1,607,157	1,569,389
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.308% 1/29/2031 (e)(f)(h)	667,843	642,605
		2,211,994
TOTAL INDUSTRIALS		14,184,714

Information Technology - 1.2%
Communications Equipment - 0.1%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6062% 12/17/2029 (e)(f)(h)	2,210,000	2,244,675
IT Services - 0.5%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (e)(f)(h)	281,000	246,578
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (e)(f)(h)	3,392,801	3,271,033
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	4,800,000	4,650,672
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (e)(f)(h)	4,053,161	3,946,117
		12,114,400
Software - 0.4%
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3562% 2/19/2029 (e)(f)(h)	1,465,000	1,295,308
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (e)(f)(h)(i)	2,875,592	2,875,592
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (e)(f)(h)	3,468,478	3,397,375
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 13.4327% 6/4/2029 (e)(f)(h)	1,740,000	1,695,421
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (e)(f)(h)	2,300,000	2,201,767
		11,465,463
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (e)(f)(h)	5,204,750	5,185,232
TOTAL INFORMATION TECHNOLOGY		31,009,770

Materials - 1.0%
Chemicals - 0.9%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (e)(h)(k)	132,919	132,919
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5943% 6/9/2028 (e)(f)(h)	561,231	421,204
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.5943% 6/12/2028 (e)(f)(h)	208,986	208,986
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (e)(f)(h)	3,131,289	2,782,370
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.34% 3/15/2029 (e)(f)(h)	5,102,844	5,082,433
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8937% 3/15/2030 (e)(f)(h)	1,620,118	1,593,791
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 4/2/2029 (e)(f)(h)	4,440,000	4,123,650
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (e)(f)(h)	5,787,168	5,649,723
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (e)(f)(h)(j)	330,000	328,927
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (e)(f)(h)	5,092,490	4,905,748
		25,229,751
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (e)(f)(h)	4,397,189	3,705,863
TOTAL MATERIALS		28,935,614

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 3/29/2030 (e)(f)(h)	6,454,045	6,454,045
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2207% 3/24/2028 (e)(f)(h)	3,975,214	3,968,694
		10,422,739
TOTAL UNITED STATES		191,989,113
TOTAL BANK LOAN OBLIGATIONS (Cost $210,707,670)		203,287,577

Common Stocks - 2.3%
	Shares	Value ($)
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (m)	3,672,062	5,770,915
UNITED STATES - 2.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	5,736	76,960
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (m)(n)	77,600	717,800
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers Inc rights (i)(m)	1,184,833	46,421
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Mesquite Energy Inc (i)(m)	204,784	41,263,976
New Fortress Energy Inc	92,918	253,202
		41,517,178
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (i)(m)	153,538	1,925,367
Cano Health LLC warrants (i)(m)	8,312	31,336
Surgery Partners Inc (m)	126,700	2,781,065
		4,737,768
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	13,924	56,949
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (m)	27,000	2,905,200
IT Services - 0.1%
GTT Communications Inc (i)(m)	89,354	3,795,758
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (m)	46,500	2,620,740
Software - 0.1%
Riot Platforms Inc (m)(n)	125,100	1,677,591
TOTAL INFORMATION TECHNOLOGY		10,999,289

TOTAL UNITED STATES		58,152,365
TOTAL COMMON STOCKS (Cost $29,693,717)		63,923,280

Convertible Corporate Bonds - 1.6%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	2,110,000	2,145,870
UNITED STATES - 1.6%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	10,351,054	13,104,434
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	9,129,000	8,293,697
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc 1.25% 6/1/2030	3,246,000	3,150,496
ON Semiconductor Corp 0% 5/1/2027 (o)	1,290,000	1,583,037
Wolfspeed Inc 1.875% (l)	14,280,000	4,319,700
		9,053,233
Software - 0.4%
Core Scientific Inc 0% 6/15/2031 (d)(o)	4,682,000	4,712,107
Riot Platforms Inc 0.75% 1/15/2030 (d)	5,098,000	5,885,004
		10,597,111
TOTAL INFORMATION TECHNOLOGY		19,650,344

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	2,319,000	2,309,724
TOTAL UNITED STATES		43,358,199
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $43,128,311)		45,504,069

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (i) (Cost $3,992,488)	165,801	4,135,077

Fixed-Income Funds - 0.8%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (n) (Cost $20,961,698)	573,900	21,458,121

Non-Convertible Corporate Bonds - 78.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	730,000	683,938
Mineral Resources Ltd 8% 11/1/2027 (d)	3,855,000	3,918,890
Mineral Resources Ltd 8.125% 5/1/2027 (d)	3,639,000	3,649,717
Mineral Resources Ltd 8.5% 5/1/2030 (d)	4,695,000	4,805,979
Mineral Resources Ltd 9.25% 10/1/2028 (d)	1,900,000	1,985,789

TOTAL AUSTRALIA		15,044,313
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	4,318,000	4,118,325
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)	1,400,000	1,382,276
BRAZIL - 0.5%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (d)	1,025,239	1,105,467
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)	1,555,000	1,409,219
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)	905,000	935,770
TOTAL INDUSTRIALS		2,344,989

Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)	4,500,000	4,415,625
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(e)	5,277,645	5,218,271
		9,633,896
TOTAL BRAZIL		13,084,352
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd 7% 10/20/2025 (d)	3,344,000	3,350,588
Golar LNG Ltd 7.75% 9/19/2029 (d)(p)	4,200,000	4,218,858

TOTAL CAMEROON		7,569,446
CANADA - 3.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (e)	2,587,000	2,619,760
TELUS Corp 7% 10/15/2055 (e)	1,294,000	1,310,068
		3,929,828
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 7% 4/15/2055 (e)	2,349,000	2,401,550
Rogers Communications Inc 7.125% 4/15/2055 (e)	1,849,000	1,892,088
		4,293,638
TOTAL COMMUNICATION SERVICES		8,223,466

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	3,995,000	3,701,417
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)	4,045,000	4,069,141
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	2,685,000	2,744,265
		10,514,823
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)	1,923,000	1,290,775
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	4,302,000	3,731,765
		5,022,540
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Baytex Energy Corp 7.375% 3/15/2032 (d)	3,262,000	3,154,561
Parkland Corp 4.5% 10/1/2029 (d)	1,430,000	1,377,736
Parkland Corp 4.625% 5/1/2030 (d)	5,680,000	5,446,976
Parkland Corp 6.625% 8/15/2032 (d)	710,000	725,714
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)(e)	2,600,000	2,701,239
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)(e)	336,000	347,016
		13,753,242
Industrials - 0.5%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (d)	2,230,000	2,292,041
Bombardier Inc 7% 6/1/2032 (d)	1,350,000	1,396,560
Bombardier Inc 7.25% 7/1/2031 (d)	3,130,000	3,268,365
Bombardier Inc 7.875% 4/15/2027 (d)	490,000	492,540
Bombardier Inc 8.75% 11/15/2030 (d)	1,720,000	1,850,933
		9,300,439
Commercial Services & Supplies - 0.1%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)	3,750,000	3,874,361
Machinery - 0.1%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)	1,310,000	1,394,150
TOTAL INDUSTRIALS		14,568,950

Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (d)	1,205,000	1,127,932
Open Text Corp 3.875% 2/15/2028 (d)	2,891,000	2,782,615
Open Text Holdings Inc 4.125% 12/1/2031 (d)(n)	3,535,000	3,217,031
Open Text Holdings Inc 4.125% 2/15/2030 (d)	3,560,000	3,336,813
		10,464,391
Materials - 0.8%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027	6,450,000	6,417,619
Methanex Corp 5.25% 12/15/2029	1,925,000	1,906,676
Methanex Corp 5.65% 12/1/2044	4,115,000	3,206,302
		11,530,597
Containers & Packaging - 0.2%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)	4,493,000	4,599,619
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (d)	3,060,000	3,118,593
Champion Iron Canada Inc 7.875% 7/15/2032 (d)	1,040,000	1,062,205
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	1,840,000	1,825,079
		6,005,877
TOTAL MATERIALS		22,136,093

TOTAL CANADA		84,683,505
CHILE - 0.4%
Communication Services - 0.3%
Media - 0.3%
VTR Finance NV 6.375% 7/15/2028 (d)	7,365,000	7,134,844
Industrials - 0.1%
Construction & Engineering - 0.1%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)	2,575,000	2,612,018
TOTAL CHILE		9,746,862
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	8,694,000	2,576,205
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)	4,001,000	3,290,823
		5,867,028
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	5,441,000	4,915,944
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)	1,340,000	1,363,383
		6,279,327
TOTAL COLOMBIA		12,146,355
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)	3,269,000	3,284,842
FINLAND - 0.3%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Amer Sports Co 6.75% 2/16/2031 (d)	3,595,000	3,738,462
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	3,705,000	3,551,646
TOTAL FINLAND		7,290,108
FRANCE - 1.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Altice France SA 5.125% 1/15/2029 (d)	5,550,000	4,786,875
Altice France SA 5.125% 7/15/2029 (d)	14,276,000	12,348,740
Altice France SA 5.5% 1/15/2028 (d)	3,225,000	2,866,219
Altice France SA 5.5% 10/15/2029 (d)	4,345,000	3,767,820
Iliad Holding SASU 7% 4/15/2032 (d)	2,715,000	2,786,645
Iliad Holding SASU 8.5% 4/15/2031 (d)	3,385,000	3,630,047
		30,186,346
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (d)	6,096,000	6,453,793
Viridien 10% 10/15/2030 (d)	3,174,000	3,125,430
		9,579,223
TOTAL FRANCE		39,765,569
GERMANY - 0.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (d)	3,525,000	3,355,289
ZF North America Capital Inc 6.875% 4/14/2028 (d)	810,000	808,506
ZF North America Capital Inc 6.875% 4/23/2032 (d)	1,570,000	1,465,343
ZF North America Capital Inc 7.125% 4/14/2030 (d)(n)	810,000	785,133
		6,414,271
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)	5,330,000	5,306,159
TOTAL GERMANY		11,720,430
GHANA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)	4,030,000	3,933,280
Kosmos Energy Ltd 7.5% 3/1/2028 (d)	915,000	782,901
Kosmos Energy Ltd 7.75% 5/1/2027 (d)(n)	1,715,000	1,616,388
Kosmos Energy Ltd 8.75% 10/1/2031 (d)	1,244,000	959,746
Tullow Oil PLC 10.25% 5/15/2026 (d)	6,582,000	5,878,549

TOTAL GHANA		13,170,864
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	7,068,000	7,293,036
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	1,850,000	1,694,600
Millicom International Cellular SA 5.125% 1/15/2028 (d)	1,750,500	1,735,183
Millicom International Cellular SA 7.375% 4/2/2032 (d)	1,015,000	1,040,629

TOTAL GUATEMALA		4,470,412
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)	1,388,000	1,321,764
IRELAND - 1.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(g)	12,970,000	13,060,790
Financials - 1.0%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)	2,508,000	2,538,633
Financial Services - 0.9%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	4,835,000	4,829,248
GGAM Finance Ltd 6.875% 4/15/2029 (d)	1,745,000	1,797,720
GGAM Finance Ltd 7.75% 5/15/2026 (d)	1,229,000	1,237,209
GGAM Finance Ltd 8% 2/15/2027 (d)	4,285,000	4,412,454
GGAM Finance Ltd 8% 6/15/2028 (d)	5,080,000	5,373,609
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (d)	3,250,000	3,405,371
TrueNoord Capital DAC 8.75% 3/1/2030 (d)	2,785,000	2,888,418
		23,944,029
TOTAL FINANCIALS		26,482,662

TOTAL IRELAND		39,543,452
ISRAEL - 0.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(p)	2,079,000	2,058,210
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(p)	2,520,000	2,425,185
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(p)	725,000	677,078
Energean PLC 6.5% 4/30/2027 (d)	3,875,000	3,807,187
		8,967,660
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	697,000	681,751
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	3,710,000	3,778,294
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	6,180,000	6,272,818
		10,732,863
TOTAL ISRAEL		19,700,523
LUXEMBOURG - 0.8%
Communication Services - 0.4%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (d)	11,234,000	8,603,908
Altice France Holding SA 6% 2/15/2028 (d)	6,652,000	2,444,610
		11,048,518
Industrials - 0.2%
Electrical Equipment - 0.2%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)	4,925,000	5,070,125
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	4,062,000	3,928,292
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (d)	2,968,000	2,587,619
TOTAL LUXEMBOURG		22,634,554
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)	3,590,000	3,593,590
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)	1,415,000	1,307,136
NIGERIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (d)	1,908,000	1,872,225
IHS Holding Ltd 6.25% 11/29/2028 (d)	1,083,000	1,064,805
IHS Holding Ltd 7.875% 5/29/2030 (d)	1,450,000	1,466,429
IHS Holding Ltd 8.25% 11/29/2031 (d)	2,695,000	2,745,316

TOTAL NIGERIA		7,148,775
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	740,000	755,912
TGS ASA 8.5% 1/15/2030 (d)	2,255,000	2,297,338

TOTAL NORWAY		3,053,250
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	4,150,000	4,147,634
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	9,323,000	9,611,426
TOTAL PANAMA		13,759,060
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)	3,892,000	3,892,000
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	1,995,000	1,356,126
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (d)	2,324,000	1,783,670

TOTAL PUERTO RICO		3,139,796
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	7,099,000	6,049,697
SPAIN - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Grifols SA 4.75% 10/15/2028 (d)	1,695,000	1,632,808
SWITZERLAND - 0.6%
Industrials - 0.5%
Aerospace & Defense - 0.5%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	8,032,000	7,587,497
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	3,617,000	3,629,377
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	1,405,000	1,440,124
		12,656,998
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	4,106,000	3,858,269
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)	1,038,000	869,202
		4,727,471
TOTAL SWITZERLAND		17,384,469
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	7,815,000	8,061,641
UNITED KINGDOM - 1.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)	1,340,000	1,352,996
Virgin Media Finance PLC 5% 7/15/2030 (d)	950,000	856,324
		2,209,320
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	5,965,000	5,546,075
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	5,120,000	4,664,055
TOTAL COMMUNICATION SERVICES		12,419,450

Consumer Discretionary - 0.4%
Automobile Components - 0.3%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	2,090,000	2,172,751
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)	1,840,000	1,947,782
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	3,220,000	3,361,046
		7,481,579
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	2,580,000	2,599,917
TOTAL CONSUMER DISCRETIONARY		10,081,496

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (d)	6,120,000	6,761,462
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)	1,435,000	1,358,591
Materials - 0.1%
Chemicals - 0.1%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	1,903,000	1,934,932
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	5,698,000	5,755,630
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	2,125,000	2,178,125
		7,933,755
TOTAL UNITED KINGDOM		40,489,686
UNITED STATES - 63.0%
Communication Services - 5.7%
Diversified Telecommunication Services - 1.0%
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	2,780,000	2,770,817
Level 3 Financing Inc 10% 10/15/2032 (d)	380,000	381,706
Level 3 Financing Inc 11% 11/15/2029 (d)	1,784,804	2,023,566
Level 3 Financing Inc 3.625% 1/15/2029 (d)	1,390,000	1,181,500
Level 3 Financing Inc 3.75% 7/15/2029 (d)	2,265,000	1,898,772
Level 3 Financing Inc 3.875% 10/15/2030 (d)	6,062,000	5,198,165
Level 3 Financing Inc 4% 4/15/2031 (d)	175,000	150,499
Level 3 Financing Inc 4.25% 7/1/2028 (d)	430,000	390,763
Level 3 Financing Inc 4.5% 4/1/2030 (d)	2,885,000	2,596,500
Level 3 Financing Inc 4.875% 6/15/2029 (d)(n)	1,445,000	1,354,688
Level 3 Financing Inc 6.875% 6/30/2033 (d)	7,725,000	7,828,163
Lumen Technologies Inc 4.125% 4/15/2030 (d)	755,000	735,389
Lumen Technologies Inc 4.5% 1/15/2029 (d)	450,000	408,681
		26,919,209
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)(n)	1,980,000	2,030,194
Media - 4.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)	3,653,000	2,739,750
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(n)	3,290,000	2,834,836
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	7,230,000	6,603,902
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	9,219,000	8,364,993
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(n)	8,320,000	7,385,970
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	3,230,000	3,022,053
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(n)	3,180,000	2,939,472
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (d)	1,720,000	1,717,665
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)(g)	5,430,000	5,422,504
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)(g)	4,885,000	4,876,330
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)	3,510,000	3,197,684
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(n)	3,395,000	3,496,195
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)(n)	3,425,000	3,588,513
CMG Media Corp 8.875% 6/18/2029 (d)	1,335,000	1,295,219
CSC Holdings LLC 3.375% 2/15/2031 (d)	9,010,000	5,893,339
CSC Holdings LLC 4.125% 12/1/2030 (d)	7,160,000	4,813,243
CSC Holdings LLC 4.5% 11/15/2031 (d)	983,000	654,845
CSC Holdings LLC 4.625% 12/1/2030 (d)	9,974,000	4,664,911
CSC Holdings LLC 5.375% 2/1/2028 (d)	2,800,000	2,574,624
DISH DBS Corp 5.125% 6/1/2029	9,155,000	6,797,242
DISH DBS Corp 7.375% 7/1/2028	1,896,000	1,455,180
Dotdash Meredith Inc 7.625% 6/15/2032 (d)	2,030,000	1,978,743
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	18,117,107	17,165,959
EW Scripps Co/The 9.875% 8/15/2030 (d)	455,000	452,156
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)	1,685,000	1,769,194
Univision Communications Inc 4.5% 5/1/2029 (d)(n)	130,000	120,285
Univision Communications Inc 7.375% 6/30/2030 (d)	3,750,000	3,729,413
Univision Communications Inc 8% 8/15/2028 (d)	1,215,000	1,248,190
Univision Communications Inc 8.5% 7/31/2031 (d)(n)	11,429,000	11,606,950
Univision Communications Inc 9.375% 8/1/2032 (d)	5,415,000	5,618,609
		128,027,969
TOTAL COMMUNICATION SERVICES		156,977,372

Consumer Discretionary - 8.9%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)	1,825,000	1,861,255
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	3,825,000	3,943,690
Patrick Industries Inc 6.375% 11/1/2032 (d)	970,000	970,647
		6,775,592
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)	3,572,000	3,399,281
Broadline Retail - 0.8%
GrubHub Holdings Inc 5.5% 7/1/2027 (d)(n)	2,984,000	2,920,689
Nordstrom Inc 4.25% 8/1/2031	685,000	593,533
Nordstrom Inc 4.375% 4/1/2030 (n)	435,000	394,422
Wayfair LLC 7.25% 10/31/2029 (d)(n)	7,538,000	7,669,802
Wayfair LLC 7.75% 9/15/2030 (d)(n)	9,098,000	9,324,493
		20,902,939
Diversified Consumer Services - 1.0%
Service Corp International/US 5.75% 10/15/2032	635,000	636,505
Sotheby's 7.375% 10/15/2027 (d)	4,950,000	4,850,235
StoneMor Inc 8.5% 5/15/2029 (d)	5,883,000	5,549,420
TKC Holdings Inc 10.5% 5/15/2029 (d)	4,038,000	4,143,533
TKC Holdings Inc 6.875% 5/15/2028 (d)	3,455,000	3,452,111
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(n)	9,238,000	9,237,230
		27,869,034
Hotels, Restaurants & Leisure - 4.0%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)	3,675,000	3,787,036
Caesars Entertainment Inc 6% 10/15/2032 (d)(n)	3,390,000	3,271,979
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	3,760,000	3,834,509
Caesars Entertainment Inc 7% 2/15/2030 (d)	745,000	768,491
Carnival Corp 5.75% 3/15/2030 (d)	5,190,000	5,245,503
Carnival Corp 5.75% 8/1/2032 (d)	2,685,000	2,703,822
Carnival Corp 5.875% 6/15/2031 (d)	4,835,000	4,907,525
Carnival Corp 6% 5/1/2029 (d)	4,165,000	4,201,935
Carnival Corp 6.125% 2/15/2033 (d)	9,590,000	9,762,189
Carnival Corp 6.65% 1/15/2028	670,000	689,600
CEC Entertainment LLC 6.75% 5/1/2026 (d)	4,832,000	4,796,685
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	9,182,000	8,638,685
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	4,420,000	3,985,188
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	2,905,000	2,710,599
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)	2,670,000	2,672,537
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	1,125,000	1,133,442
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,900,000	1,930,782
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(n)	3,600,000	3,671,460
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	3,305,000	3,342,095
Life Time Inc 6% 11/15/2031 (d)	5,530,000	5,570,810
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)	3,344,000	2,758,338
MGM Resorts International 6.5% 4/15/2032 (n)	1,585,000	1,609,928
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)	2,275,000	2,369,806
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)	3,545,000	3,675,233
NCL Corp Ltd 6.75% 2/1/2032 (d)	1,780,000	1,828,083
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	2,830,000	2,850,325
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	5,865,000	5,961,792
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	3,715,000	3,813,002
Station Casinos LLC 6.625% 3/15/2032 (d)(n)	1,580,000	1,611,156
Viking Cruises Ltd 9.125% 7/15/2031 (d)	535,000	575,615
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	1,545,000	1,534,747
Yum! Brands Inc 4.625% 1/31/2032	3,255,000	3,115,984
Yum! Brands Inc 5.375% 4/1/2032 (n)	585,000	581,832
		109,910,713
Household Durables - 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)	2,060,000	1,946,343
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)	1,630,000	1,626,516
Beazer Homes USA Inc 7.5% 3/15/2031 (d)(n)	1,255,000	1,269,249
LGI Homes Inc 4% 7/15/2029 (d)(n)	1,030,000	938,990
LGI Homes Inc 7% 11/15/2032 (d)(n)	6,712,000	6,460,300
LGI Homes Inc 8.75% 12/15/2028 (d)	1,245,000	1,305,785
New Home Co Inc/The 8.5% 11/1/2030 (d)	1,535,000	1,567,190
Newell Brands Inc 6.375% 5/15/2030 (n)	2,265,000	2,195,118
Newell Brands Inc 6.375% 9/15/2027 (n)	540,000	544,226
Newell Brands Inc 6.625% 5/15/2032 (n)	1,760,000	1,681,968
Newell Brands Inc 6.625% 9/15/2029	895,000	891,030
Newell Brands Inc 6.875% 4/1/2036 (q)	410,000	391,543
Newell Brands Inc 7% 4/1/2046 (q)	1,284,000	1,101,853
Newell Brands Inc 8.5% 6/1/2028 (d)	5,375,000	5,632,320
TopBuild Corp 4.125% 2/15/2032 (d)	1,320,000	1,216,542
Whirlpool Corp 5.75% 3/1/2034 (n)	274,000	261,818
Whirlpool Corp 6.125% 6/15/2030	5,660,000	5,646,504
Whirlpool Corp 6.5% 6/15/2033	5,689,000	5,605,823
		40,283,118
Specialty Retail - 1.2%
Carvana Co 11% 6/1/2030 pay-in-kind (d)(e)	1,805,450	1,888,443
Carvana Co 14% 6/1/2031 pay-in-kind (d)(e)	4,502,127	5,353,797
Carvana Co 4.875% 9/1/2029 (d)	1,322,000	1,203,020
Carvana Co 5.5% 4/15/2027 (d)	1,312,000	1,282,480
Carvana Co 5.625% 10/1/2025 (d)	4,348,000	4,337,130
Carvana Co 5.875% 10/1/2028 (d)	764,000	739,170
Carvana Co 9% 12/1/2028 pay-in-kind (d)(e)	2,846,861	2,912,171
Champions Financing Inc 8.75% 2/15/2029 (d)(n)	1,336,000	1,237,021
LBM Acquisition LLC 6.25% 1/15/2029 (d)	2,198,000	1,928,745
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (n)	1,020,000	1,046,859
SGUS LLC 11% 12/15/2029 (d)(i)	1,191,000	1,119,540
Staples Inc 10.75% 9/1/2029 (d)	5,004,000	4,692,058
Staples Inc 12.75% 1/15/2030 (d)	3,101,712	2,169,536
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	2,270,000	2,383,434
		32,293,404
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (d)	2,074,000	1,869,153
TOTAL CONSUMER DISCRETIONARY		243,303,234

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	4,270,000	4,026,859
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	5,500,000	5,360,968
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)	2,520,000	2,568,575
C&S Group Enterprises LLC 5% 12/15/2028 (d)	5,798,000	5,184,982
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	5,340,000	5,572,877
Performance Food Group Inc 6.125% 9/15/2032 (d)	2,600,000	2,640,266
US Foods Inc 4.75% 2/15/2029 (d)	2,305,000	2,257,375
US Foods Inc 5.75% 4/15/2033 (d)	1,885,000	1,867,664
US Foods Inc 6.875% 9/15/2028 (d)	885,000	911,440
US Foods Inc 7.25% 1/15/2032 (d)	360,000	375,070
		30,766,076
Food Products - 0.7%
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	1,455,000	1,537,370
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	1,815,000	1,918,036
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(n)	5,925,000	5,636,562
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	850,000	794,206
Post Holdings Inc 4.625% 4/15/2030 (d)(n)	2,595,000	2,478,752
Post Holdings Inc 5.5% 12/15/2029 (d)	2,615,000	2,592,334
Post Holdings Inc 6.25% 10/15/2034 (d)	945,000	946,184
Post Holdings Inc 6.25% 2/15/2032 (d)(n)	2,440,000	2,485,574
Post Holdings Inc 6.375% 3/1/2033 (d)(n)	1,990,000	1,988,500
		20,377,518
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)(n)	1,100,000	1,115,886
TOTAL CONSUMER STAPLES		52,259,480

Energy - 8.0%
Energy Equipment & Services - 1.2%
Nabors Industries Inc 7.375% 5/15/2027 (d)	2,448,000	2,470,654
Nabors Industries Inc 8.875% 8/15/2031 (d)	1,695,000	1,359,015
Nabors Industries Inc 9.125% 1/31/2030 (d)(n)	380,000	376,099
Nabors Industries Ltd 7.5% 1/15/2028 (d)	3,682,000	3,397,696
Star Holding LLC 8.75% 8/1/2031 (d)	1,657,000	1,623,734
Transocean Aquila Ltd 8% 9/30/2028 (d)	277,231	280,735
Transocean Inc 8% 2/1/2027 (d)	5,896,000	5,852,182
Transocean Inc 8.25% 5/15/2029 (d)	2,860,000	2,701,360
Transocean Inc 8.5% 5/15/2031 (d)	3,145,000	2,889,520
Transocean Inc 8.75% 2/15/2030 (d)	1,152,000	1,194,357
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	5,095,000	5,093,773
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)	1,570,000	1,604,938
Valaris Ltd 8.375% 4/30/2030 (d)	3,400,000	3,511,827
		32,355,890
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	445,000	445,188
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)	2,930,000	2,970,592
California Resources Corp 7.125% 2/1/2026 (d)	808,000	807,986
California Resources Corp 8.25% 6/15/2029 (d)	6,714,000	6,896,857
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)	3,905,000	3,859,706
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)	4,698,000	4,508,906
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	6,440,000	6,430,164
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	1,910,000	1,980,683
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	4,430,000	4,184,840
CNX Resources Corp 7.25% 3/1/2032 (d)	3,265,000	3,366,235
CNX Resources Corp 7.375% 1/15/2031 (d)	985,000	1,015,179
Comstock Resources Inc 5.875% 1/15/2030 (d)(n)	5,040,000	4,757,684
Comstock Resources Inc 6.75% 3/1/2029 (d)	2,920,000	2,887,001
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	4,192,000	4,464,329
CVR Energy Inc 8.5% 1/15/2029 (d)(n)	4,218,000	4,144,129
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	5,700,000	5,727,679
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)	2,595,000	2,565,244
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	3,715,000	3,866,234
Energy Transfer LP 7.375% 2/1/2031 (d)	1,355,000	1,417,252
Excelerate Energy LP 8% 5/15/2030 (d)	2,130,000	2,229,795
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033	5,255,000	5,448,158
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	4,738,000	4,786,583
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	975,000	990,118
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	515,000	539,983
Harvest Midstream I LP 7.5% 5/15/2032 (d)	1,410,000	1,465,602
Harvest Midstream I LP 7.5% 9/1/2028 (d)	4,225,000	4,276,422
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	690,000	667,635
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	3,040,000	3,024,338
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(n)	885,000	888,850
Hess Midstream Operations LP 5.875% 3/1/2028 (d)	4,155,000	4,223,400
Hess Midstream Operations LP 6.5% 6/1/2029 (d)	685,000	705,619
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	1,385,000	1,431,981
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	3,515,000	3,665,055
Kinetik Holdings LP 5.875% 6/15/2030 (d)(n)	2,845,000	2,847,302
Kinetik Holdings LP 6.625% 12/15/2028 (d)	4,315,000	4,413,002
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	3,142,000	3,067,035
New Fortress Energy Inc 6.5% 9/30/2026 (d)	1,417,000	495,801
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	2,520,000	2,544,532
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	760,000	780,811
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	1,039,000	999,891
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	5,942,000	5,419,320
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	3,845,000	3,811,191
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	1,503,000	1,503,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	550,000	553,271
Permian Resources Operating LLC 7% 1/15/2032 (d)	190,000	196,198
Prairie Acquiror LP 9% 8/1/2029 (d)	610,000	631,831
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	2,860,000	2,751,275
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	4,220,000	4,137,557
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	3,395,000	3,526,733
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	365,000	367,408
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	3,115,000	3,019,354
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	3,530,000	3,520,393
Sunoco LP 6.25% 7/1/2033 (d)(n)	3,600,000	3,646,084
Sunoco LP 7% 5/1/2029 (d)	1,070,000	1,107,522
Sunoco LP 7.25% 5/1/2032 (d)	1,285,000	1,346,674
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	3,665,000	3,632,089
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	6,770,000	6,632,914
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	6,916,000	6,777,109
Talos Production Inc 9% 2/1/2029 (d)(n)	753,000	771,747
Talos Production Inc 9.375% 2/1/2031 (d)	950,000	968,729
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)	1,825,000	1,907,742
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	5,220,000	5,370,081
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	4,060,000	4,176,545
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	2,015,000	2,176,086
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)(n)	2,060,000	2,258,722
		185,997,376
TOTAL ENERGY		218,353,266

Financials - 7.2%
Banks - 0.2%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)(n)	518,000	508,122
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)	188,000	194,713
JPMorgan Chase & Co 5.576% 7/23/2036 (e)	2,705,000	2,740,043
Western Alliance Bancorp 3% 6/15/2031 (e)	4,000,000	3,778,600
		7,221,478
Capital Markets - 1.0%
Hightower Holding LLC 6.75% 4/15/2029 (d)	995,000	990,025
Hightower Holding LLC 9.125% 1/31/2030 (d)	4,060,000	4,314,790
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	3,365,000	3,338,633
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	5,795,000	5,930,494
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)	2,840,000	2,933,224
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)	520,000	501,459
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	2,910,000	2,895,210
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)(n)	3,875,000	3,944,601
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	1,840,000	1,914,435
		26,762,871
Consumer Finance - 2.1%
Ally Financial Inc 6.646% 1/17/2040 (e)	4,117,000	4,086,692
Ally Financial Inc 6.7% 2/14/2033 (n)	3,925,000	4,075,989
Encore Capital Group Inc 8.5% 5/15/2030 (d)	4,490,000	4,752,731
Encore Capital Group Inc 9.25% 4/1/2029 (d)	1,495,000	1,574,595
LFS Topco LLC 8.75% 7/15/2030 (d)	1,355,000	1,310,606
Navient Corp 4.875% 3/15/2028	375,000	365,935
Navient Corp 5% 3/15/2027	1,345,000	1,330,184
Navient Corp 5.5% 3/15/2029 (n)	1,283,000	1,255,091
Navient Corp 5.625% 8/1/2033	1,120,000	1,009,159
Navient Corp 7.875% 6/15/2032 (n)	3,705,000	3,855,593
OneMain Finance Corp 3.5% 1/15/2027	3,189,000	3,111,675
OneMain Finance Corp 3.875% 9/15/2028 (n)	8,068,000	7,694,500
OneMain Finance Corp 5.375% 11/15/2029	2,420,000	2,372,916
OneMain Finance Corp 6.125% 5/15/2030 (g)	5,500,000	5,509,240
OneMain Finance Corp 6.625% 5/15/2029	405,000	413,621
OneMain Finance Corp 6.75% 3/15/2032	2,090,000	2,120,704
OneMain Finance Corp 7.125% 11/15/2031	1,094,000	1,129,499
OneMain Finance Corp 7.125% 3/15/2026	754,000	763,379
OneMain Finance Corp 7.125% 9/15/2032	3,710,000	3,823,689
OneMain Finance Corp 7.5% 5/15/2031	875,000	912,423
OneMain Finance Corp 9% 1/15/2029	5,000	5,247
PRA Group Inc 8.875% 1/31/2030 (d)(n)	2,020,000	2,097,871
RFNA LP 7.875% 2/15/2030 (d)(n)	1,345,000	1,366,167
SLM Corp 6.5% 1/31/2030 (n)	1,857,000	1,929,208
		56,866,714
Financial Services - 3.1%
Azorra Finance Ltd 7.25% 1/15/2031 (d)	3,105,000	3,154,686
Azorra Finance Ltd 7.75% 4/15/2030 (d)	960,000	999,778
Block Inc 3.5% 6/1/2031 (n)	5,230,000	4,793,076
Block Inc 6.5% 5/15/2032	6,527,000	6,697,929
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	3,255,000	3,441,547
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)(n)	2,685,000	2,702,453
Clue Opco LLC 9.5% 10/15/2031 (d)(n)	1,205,000	1,277,747
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	1,100,000	1,113,669
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	4,145,000	3,554,356
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	8,661,000	8,438,011
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	4,676,000	4,645,860
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	485,000	471,047
Jefferson Capital Holdin 8.25% 5/15/2030 (d)	2,320,000	2,420,556
NFE Financing LLC 12% 11/15/2029 (d)	6,398,612	2,266,836
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)(n)	1,884,000	1,920,193
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)	3,105,000	3,163,511
Rocket Cos Inc 6.125% 8/1/2030 (d)	5,070,000	5,140,739
Rocket Cos Inc 6.375% 8/1/2033 (d)	7,605,000	7,756,973
Saks Global Enterprises LLC/old 11% 12/15/2029 (d)	4,367,000	2,096,160
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	1,923,000	1,986,449
UWM Holdings LLC 6.625% 2/1/2030 (d)	4,990,000	4,992,194
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	1,430,000	1,457,928
WEX Inc 6.5% 3/15/2033 (d)(n)	3,335,000	3,377,781
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	7,270,000	7,610,890
		85,480,369
Insurance - 0.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)	585,000	558,507
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	1,265,000	1,280,811
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	780,000	805,802
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	830,000	858,922
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	780,000	813,660
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)	355,000	360,156
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	835,000	846,293
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)	1,400,000	1,439,168
AmWINS Group Inc 4.875% 6/30/2029 (d)	2,510,000	2,437,928
AmWINS Group Inc 6.375% 2/15/2029 (d)	1,790,000	1,822,802
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	4,137,000	4,262,186
		15,486,235
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Rithm Capital Corp 8% 4/1/2029 (d)	760,000	776,350
Rithm Capital Corp 8% 7/15/2030 (d)(n)	1,290,000	1,313,259
Starwood Property Trust Inc 3.625% 7/15/2026 (d)	358,000	351,017
Starwood Property Trust Inc 6% 4/15/2030 (d)	1,580,000	1,595,513
Starwood Property Trust Inc 6.5% 10/15/2030 (d)	1,260,000	1,296,934
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	4,275,000	4,397,175
Starwood Property Trust Inc 7.25% 4/1/2029 (d)	1,405,000	1,469,405
		11,199,653
TOTAL FINANCIALS		203,017,320

Health Care - 6.2%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	3,856,000	2,958,410
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC 5.125% 3/1/2030 (d)	2,461,000	2,313,343
Avantor Funding Inc 4.625% 7/15/2028 (d)	280,000	273,726
Insulet Corp 6.5% 4/1/2033 (d)	815,000	837,758
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)(n)	9,390,000	9,574,448
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)	1,215,000	1,256,883
		14,256,158
Health Care Providers & Services - 4.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(n)	1,440,000	1,482,620
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	10,699,000	8,952,257
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)(n)	14,795,000	12,942,297
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	6,184,000	4,371,133
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	3,592,000	2,792,780
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)(g)	2,750,000	2,767,569
CVS Health Corp 6.75% 12/10/2054 (e)	3,233,000	3,235,677
CVS Health Corp 7% 3/10/2055 (e)	8,244,000	8,481,757
DaVita Inc 4.625% 6/1/2030 (d)	7,385,000	7,042,388
DaVita Inc 6.75% 7/15/2033 (d)	4,950,000	5,104,886
DaVita Inc 6.875% 9/1/2032 (d)	3,325,000	3,418,545
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)(n)	4,027,000	3,901,836
LifePoint Health Inc 10% 6/1/2032 (d)	1,360,000	1,411,862
ModivCare Inc 5% 10/1/2029 (d)	626,000	21,910
Molina Healthcare Inc 6.25% 1/15/2033 (d)	8,325,000	8,213,513
Owens & Minor Inc 4.5% 3/31/2029 (d)(n)	1,498,000	1,295,485
Owens & Minor Inc 6.625% 4/1/2030 (d)(n)	2,243,000	2,019,816
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)	1,753,000	1,716,708
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)	2,474,000	2,458,538
Radiology Partners Inc 8.5% 7/15/2032 (d)	1,560,000	1,576,240
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(e)	244,047	240,996
Select Medical Corp 6.25% 12/1/2032 (d)(n)	2,440,000	2,433,689
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	1,475,000	1,516,605
Team Health Holdings Inc 8.375% 6/30/2028 (d)	2,435,000	2,447,443
Tenet Healthcare Corp 4.25% 6/1/2029	2,320,000	2,238,928
Tenet Healthcare Corp 4.375% 1/15/2030	4,045,000	3,889,026
Tenet Healthcare Corp 6.125% 10/1/2028 (n)	3,960,000	3,960,242
Tenet Healthcare Corp 6.125% 6/15/2030	4,310,000	4,348,652
Tenet Healthcare Corp 6.75% 5/15/2031 (n)	525,000	540,198
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	5,451,000	5,569,401
		110,392,997
Health Care Technology - 0.3%
IQVIA Inc 6.25% 6/1/2032 (d)	6,200,000	6,357,821
IQVIA Inc 6.5% 5/15/2030 (d)	1,525,000	1,572,328
		7,930,149
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)(n)	1,300,000	1,224,616
Charles River Laboratories International Inc 4% 3/15/2031 (d)(n)	1,310,000	1,202,123
		2,426,739
Pharmaceuticals - 1.3%
1261229 BC Ltd 10% 4/15/2032 (d)	11,995,000	12,211,976
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)	1,360,000	1,380,373
Bausch Health Americas Inc 8.5% 1/31/2027 (d)	1,974,000	1,956,728
Bausch Health Americas Inc 9.25% 4/1/2026 (d)	4,940,000	4,947,410
Bausch Health Cos Inc 11% 9/30/2028 (d)	1,465,000	1,505,288
Bausch Health Cos Inc 4.875% 6/1/2028 (d)	2,225,000	1,969,125
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	831,000	534,474
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(n)	4,369,000	4,135,300
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(n)	4,215,000	3,646,462
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)(n)	1,673,000	1,577,602
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(n)	760,000	680,443
		34,545,181
TOTAL HEALTH CARE		172,509,634

Industrials - 10.0%
Aerospace & Defense - 1.4%
Axon Enterprise Inc 6.125% 3/15/2030 (d)	3,585,000	3,661,365
Axon Enterprise Inc 6.25% 3/15/2033 (d)	3,160,000	3,237,326
BWX Technologies Inc 4.125% 6/30/2028 (d)	4,380,000	4,238,886
Goat Holdco LLC 6.75% 2/1/2032 (d)	2,985,000	3,009,079
OneSky Flight LLC 8.875% 12/15/2029 (d)	2,225,000	2,344,142
TransDigm Inc 6% 1/15/2033 (d)	1,185,000	1,190,852
TransDigm Inc 6.375% 3/1/2029 (d)	3,185,000	3,259,691
TransDigm Inc 6.375% 5/31/2033 (d)	8,615,000	8,669,723
TransDigm Inc 6.75% 8/15/2028 (d)	2,125,000	2,162,188
TransDigm Inc 6.875% 12/15/2030 (d)	4,515,000	4,679,220
TransDigm Inc 7.125% 12/1/2031 (d)	1,140,000	1,187,021
		37,639,493
Air Freight & Logistics - 0.5%
Rand Parent LLC 8.5% 2/15/2030 (d)(n)	10,898,000	10,958,222
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)	2,935,000	3,082,757
		14,040,979
Building Products - 1.9%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)(g)	4,070,000	4,139,064
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (d)(e)	3,818,000	3,817,399
Builders FirstSource Inc 4.25% 2/1/2032 (d)(n)	4,720,000	4,356,082
Builders FirstSource Inc 6.375% 3/1/2034 (d)	1,205,000	1,222,724
Builders FirstSource Inc 6.75% 5/15/2035 (d)	5,760,000	5,905,728
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)	2,330,000	2,134,909
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	6,360,000	6,484,713
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)	1,645,000	1,694,136
JH North America Holdings Inc 6.125% 7/31/2032 (d)	6,225,000	6,289,522
Masterbrand Inc 7% 7/15/2032 (d)	835,000	848,560
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)	798,000	814,746
Standard Building Solutions Inc 6.25% 8/1/2033 (d)	8,115,000	8,192,306
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	6,175,000	6,305,644
		52,205,533
Commercial Services & Supplies - 2.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	6,140,000	5,975,858
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)	3,585,000	3,670,201
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	4,080,000	4,278,439
Artera Services LLC 8.5% 2/15/2031 (d)(n)	13,711,000	11,354,665
Brand Industrial Services Inc 10.375% 8/1/2030 (d)(n)	8,190,000	7,433,677
Clean Harbors Inc 6.375% 2/1/2031 (d)(n)	2,570,000	2,624,104
CoreCivic Inc 4.75% 10/15/2027	3,985,000	3,896,473
CoreCivic Inc 8.25% 4/15/2029	4,845,000	5,123,098
GEO Group Inc/The 10.25% 4/15/2031	3,260,000	3,584,132
GEO Group Inc/The 8.625% 4/15/2029	3,135,000	3,331,118
GFL Environmental Inc 3.5% 9/1/2028 (d)	1,055,000	1,017,145
GFL Environmental Inc 6.75% 1/15/2031 (d)	325,000	336,809
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	6,104,000	5,905,620
OT Midco Inc 10% 2/15/2030 (d)(n)	5,436,000	4,430,231
Reworld Holding Corp 4.875% 12/1/2029 (d)	2,880,000	2,750,436
Waste Pro USA Inc 7% 2/1/2033 (d)	1,630,000	1,691,228
Williams Scotsman Inc 6.625% 4/15/2030 (d)	1,330,000	1,371,364
Williams Scotsman Inc 6.625% 6/15/2029 (d)	1,770,000	1,813,919
		70,588,517
Construction & Engineering - 0.8%
AECOM 6% 8/1/2033 (d)	6,765,000	6,819,999
Amsted Industries Inc 6.375% 3/15/2033 (d)	4,415,000	4,485,459
Pike Corp 5.5% 9/1/2028 (d)	927,000	923,212
Pike Corp 8.625% 1/31/2031 (d)	3,847,000	4,136,841
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	5,595,000	5,700,232
		22,065,743
Electrical Equipment - 0.2%
Sensata Technologies BV 4% 4/15/2029 (d)	2,795,000	2,656,451
WESCO Distribution Inc 6.375% 3/15/2033 (d)	2,885,000	2,953,548
		5,609,999
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(n)	2,470,000	2,548,070
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	4,515,000	4,567,049
XPO Inc 6.25% 6/1/2028 (d)	625,000	635,103
XPO Inc 7.125% 2/1/2032 (d)	3,315,000	3,445,886
XPO Inc 7.125% 6/1/2031 (d)(n)	1,165,000	1,205,217
		12,401,325
Industrial Conglomerates - 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)(n)	3,240,000	3,145,446
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)(n)	1,985,000	2,078,930
		5,224,376
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(e)	4,845,000	5,051,275
Enpro Inc 6.125% 6/1/2033 (d)	3,950,000	3,985,060
		9,036,335
Passenger Airlines - 0.2%
American Airlines Inc 7.25% 2/15/2028 (d)(n)	465,000	474,492
American Airlines Inc 8.5% 5/15/2029 (d)(n)	1,465,000	1,531,108
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	4,252,000	4,111,047
		6,116,647
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	2,570,000	2,658,593
CACI International Inc 6.375% 6/15/2033 (d)	4,370,000	4,468,504
TriNet Group Inc 3.5% 3/1/2029 (d)	5,310,000	4,938,865
TriNet Group Inc 7.125% 8/15/2031 (d)	295,000	303,569
		12,369,531
Trading Companies & Distributors - 0.9%
Foundation Building Materials Inc 6% 3/1/2029 (d)	1,383,000	1,297,097
FTAI Aviation Investors LLC 7% 6/15/2032 (d)	935,000	968,296
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)	1,910,000	2,025,112
Herc Holdings Inc 7% 6/15/2030 (d)	4,875,000	5,038,486
Herc Holdings Inc 7.25% 6/15/2033 (d)(n)	3,500,000	3,624,299
QXO Building Products Inc 6.75% 4/30/2032 (d)	7,465,000	7,687,263
United Rentals North America Inc 6.125% 3/15/2034 (d)	3,160,000	3,239,957
		23,880,510
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (d)	2,260,000	2,302,749
TOTAL INDUSTRIALS		273,481,737

Information Technology - 3.9%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (d)(n)	3,862,000	3,750,195
CommScope LLC 9.5% 12/15/2031 (d)	950,000	1,000,412
Viasat Inc 6.5% 7/15/2028 (d)	1,328,000	1,251,772
Viasat Inc 7.5% 5/30/2031 (d)	1,555,000	1,353,951
		7,356,330
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp 5% 12/15/2029 (d)(n)	3,360,000	3,288,399
Insight Enterprises Inc 6.625% 5/15/2032 (d)	1,280,000	1,308,961
Lightning Power LLC 7.25% 8/15/2032 (d)	2,050,000	2,143,209
Sensata Technologies Inc 3.75% 2/15/2031 (d)	860,000	784,660
Sensata Technologies Inc 6.625% 7/15/2032 (d)(n)	2,060,000	2,104,900
TTM Technologies Inc 4% 3/1/2029 (d)	1,425,000	1,356,338
		10,986,467
IT Services - 1.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	4,520,000	4,337,364
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	1,262,000	1,283,956
ASGN Inc 4.625% 5/15/2028 (d)	1,395,000	1,358,140
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)	3,000,000	3,006,753
CoreWeave Inc 9% 2/1/2031 (d)	5,520,000	5,496,465
CoreWeave Inc 9.25% 6/1/2030 (d)	5,195,000	5,221,239
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	5,410,000	5,077,797
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	985,000	981,333
		26,763,047
Semiconductors & Semiconductor Equipment - 0.7%
Entegris Inc 3.625% 5/1/2029 (d)(n)	2,140,000	2,007,800
Entegris Inc 4.75% 4/15/2029 (d)	1,255,000	1,229,316
Entegris Inc 5.95% 6/15/2030 (d)(n)	14,575,000	14,705,564
ON Semiconductor Corp 3.875% 9/1/2028 (d)	335,000	323,727
Wolfspeed Inc 7.9583% 6/23/2030 (d)(i)(q)	954,488	942,556
		19,208,963
Software - 1.3%
Cloud Software Group Inc 8.25% 6/30/2032 (d)(n)	4,655,000	4,956,788
Cloud Software Group Inc 9% 9/30/2029 (d)	10,651,000	11,022,305
Fair Isaac Corp 6% 5/15/2033 (d)	7,170,000	7,203,667
Gen Digital Inc 6.25% 4/1/2033 (d)	2,305,000	2,349,897
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (d)	1,256,000	1,280,685
Rackspace Finance LLC 3.5% 5/15/2028 (d)	2,033,225	960,699
UKG Inc 6.875% 2/1/2031 (d)(n)	1,955,000	2,007,130
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,210,000	5,258,615
		35,039,786
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)	1,955,000	1,847,475
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	2,150,000	2,172,743
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	715,000	762,106
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)	875,000	928,670
Western Digital Corp 2.85% 2/1/2029	1,371,000	1,274,011
Western Digital Corp 3.1% 2/1/2032 (n)	1,405,000	1,249,063
Western Digital Corp 4.75% 2/15/2026	938,000	935,165
		9,169,233
TOTAL INFORMATION TECHNOLOGY		108,523,826

Materials - 5.8%
Chemicals - 2.7%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	730,000	759,152
Celanese US Holdings LLC 6.5% 4/15/2030 (n)	1,945,000	1,966,793
Celanese US Holdings LLC 6.75% 4/15/2033 (n)	5,016,000	5,058,922
Chemours Co/The 4.625% 11/15/2029 (d)(n)	4,265,000	3,612,295
Chemours Co/The 5.75% 11/15/2028 (d)	6,130,000	5,629,982
Chemours Co/The 8% 1/15/2033 (d)	3,260,000	3,032,519
GPD Cos Inc 12.5% 12/31/2029 (d)	1,855,245	1,614,063
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)(g)	5,605,000	5,538,650
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(e)	5,094,890	4,559,927
Mativ Holdings Inc 8% 10/1/2029 (d)(n)	2,280,000	2,056,129
Methanex US Operations Inc 6.25% 3/15/2032 (d)(n)	1,965,000	1,947,796
Olin Corp 5% 2/1/2030 (n)	6,555,000	6,278,005
Olin Corp 6.625% 4/1/2033 (d)	7,458,000	7,257,388
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(n)	4,350,000	4,166,934
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(n)	980,000	1,000,825
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	5,050,000	5,294,041
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (d)	1,776,000	1,766,168
Tronox Inc 4.625% 3/15/2029 (d)(n)	8,144,000	6,336,113
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	6,435,000	5,932,582
		73,808,284
Construction Materials - 0.7%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	10,470,000	10,737,980
Quikrete Holdings Inc 6.75% 3/1/2033 (d)(n)	3,240,000	3,323,022
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)	3,921,000	3,908,053
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	575,000	605,122
		18,574,177
Containers & Packaging - 1.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	3,830,000	3,488,549
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	3,215,000	3,217,832
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,790,000	1,811,221
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	3,895,000	3,989,687
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)	2,310,000	2,362,275
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	3,077,000	3,140,318
Crown Americas LLC 5.875% 6/1/2033 (d)(n)	3,510,000	3,516,522
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	742,000	740,848
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	960,000	897,180
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	1,550,000	1,568,696
Sealed Air Corp 5% 4/15/2029 (d)	1,380,000	1,361,205
Sealed Air Corp 6.5% 7/15/2032 (d)(n)	1,065,000	1,096,883
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)(n)	1,675,000	1,741,003
		28,932,219
Metals & Mining - 1.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	7,994,000	8,334,337
Alumina Pty Ltd 6.125% 3/15/2030 (d)	3,565,000	3,604,315
Alumina Pty Ltd 6.375% 9/15/2032 (d)	5,605,000	5,682,982
Century Aluminum Co 6.875% 8/1/2032 (d)	2,945,000	2,975,526
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(n)	2,390,000	2,331,707
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(n)	930,000	905,414
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)	2,425,000	2,420,615
Commercial Metals Co 3.875% 2/15/2031	880,000	810,398
Commercial Metals Co 4.125% 1/15/2030	2,025,000	1,922,239
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)	280,000	261,123
Novelis Corp 3.25% 11/15/2026 (d)	675,000	664,056
Novelis Corp 3.875% 8/15/2031 (d)	855,000	766,917
Novelis Corp 6.875% 1/30/2030 (d)(n)	5,695,000	5,868,390
Vibrantz Technologies Inc 9% 2/15/2030 (d)	2,274,000	1,455,360
		38,003,379
TOTAL MATERIALS		159,318,059

Real Estate - 2.5%
Diversified REITs - 1.0%
Safehold GL Holdings LLC 2.8% 6/15/2031 (n)	3,516,000	3,137,577
Safehold GL Holdings LLC 2.85% 1/15/2032	2,255,000	1,948,885
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	6,347,000	6,006,171
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	3,302,000	3,489,814
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	10,482,000	10,197,074
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)	3,445,000	3,494,177
		28,273,698
Health Care REITs - 0.9%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)	3,610,000	3,482,940
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	4,280,000	2,912,293
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	2,775,000	2,109,360
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (n)	10,346,000	9,491,452
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)	3,060,000	3,180,579
Omega Healthcare Investors Inc 3.25% 4/15/2033	4,698,000	4,062,193
		25,238,817
Hotel & Resort REITs - 0.1%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(n)	2,690,000	2,754,770
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(n)	1,399,400	1,340,174
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	429,000	360,188
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	1,060,000	943,622
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)	2,635,000	2,744,089
Forestar Group Inc 6.5% 3/15/2033 (d)	3,510,000	3,523,661
Howard Hughes Corp/The 4.125% 2/1/2029 (d)	1,830,000	1,744,461
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	840,000	773,079
Kennedy-Wilson Inc 4.75% 2/1/2030 (n)	2,080,000	1,916,533
		13,345,807
TOTAL REAL ESTATE		69,613,092

Utilities - 2.9%
Electric Utilities - 2.7%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	470,000	417,505
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)(n)	4,970,000	4,536,409
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	955,000	938,972
Edison International 6.25% 3/15/2030 (n)	2,058,000	2,089,595
Edison International 7.875% 6/15/2054 (e)(n)	1,930,000	1,849,912
Edison International 8.125% 6/15/2053 (e)(n)	3,204,000	3,141,764
NRG Energy Inc 3.375% 2/15/2029 (d)	3,060,000	2,872,636
NRG Energy Inc 3.625% 2/15/2031 (d)	1,205,000	1,103,069
NRG Energy Inc 5.25% 6/15/2029 (d)	3,140,000	3,105,127
NRG Energy Inc 5.75% 7/15/2029 (d)	4,495,000	4,455,152
NRG Energy Inc 6% 2/1/2033 (d)	2,535,000	2,541,877
NRG Energy Inc 6.25% 11/1/2034 (d)	3,205,000	3,247,502
PacifiCorp 7.375% 9/15/2055 (e)	5,457,000	5,586,654
PG&E Corp 5% 7/1/2028	585,000	570,769
PG&E Corp 5.25% 7/1/2030	10,190,000	9,774,307
PG&E Corp 7.375% 3/15/2055 (e)	5,024,000	4,848,072
Vistra Operations Co LLC 5% 7/31/2027 (d)	2,920,000	2,904,355
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	3,155,000	3,151,373
Vistra Operations Co LLC 6.875% 4/15/2032 (d)	2,850,000	2,961,284
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	6,405,000	6,779,001
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(n)	853,000	869,893
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(n)	3,880,000	4,069,728
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(n)	3,005,000	3,182,818
		74,997,774
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 6.95% 7/15/2055 (e)	3,168,000	3,052,437
Alpha Generation LLC 6.75% 10/15/2032 (d)	917,000	938,387
Calpine Corp 4.625% 2/1/2029 (d)	1,100,000	1,081,066
Calpine Corp 5.125% 3/15/2028 (d)	1,285,000	1,278,783
Sunnova Energy Corp 5.875% (d)(l)	4,873,000	4,873
		6,355,546
TOTAL UTILITIES		81,353,320

TOTAL UNITED STATES		1,738,710,340
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)	2,229,000	2,226,214
First Quantum Minerals Ltd 8% 3/1/2033 (d)	2,100,000	2,163,886
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	2,045,000	2,121,687
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	4,670,000	4,932,688

TOTAL ZAMBIA		11,444,475
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,166,920,651)		2,177,637,711

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
MicroStrategy Inc 10%	59,700	5,133,006
MicroStrategy Inc 9%	30,300	2,862,138

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $7,801,500)		7,995,144

Preferred Securities - 2.2%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(e)(r)	3,440,000	3,529,007
UNITED STATES - 2.1%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP 6.625% (e)(r)	2,320,000	2,377,559
Energy Transfer LP Series G, 7.125% (e)(r)	11,110,000	11,542,618
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (e)(f)(r)	7,555,000	7,701,647
		21,621,824
Financials - 1.0%
Banks - 0.6%
Bank of America Corp 6.25% (e)(r)	5,425,000	5,406,338
BW Real Estate Inc 9.5% (d)(e)(r)	3,329,000	3,385,216
Citigroup Inc 6.875% (e)(r)	5,410,000	5,465,615
		14,257,169
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (e)(r)	4,910,000	4,527,791
Ally Financial Inc 4.7% (e)(r)	4,120,000	4,040,444
		8,568,235
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(i)(r)	860,680	870,394
TOTAL FINANCIALS		23,695,798

Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 4.125% (e)(r)	4,816,000	4,739,797
Aircastle Ltd 5.25% (d)(e)(r)	3,660,000	3,706,187
		8,445,984
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (e)(r)	770,000	691,569
TOTAL UNITED STATES		54,455,175
TOTAL PREFERRED SECURITIES (Cost $53,752,454)		57,984,182

U.S. Treasury Obligations - 2.5%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030	3.88 to 4.47	25,715,000	25,481,958
US Treasury Notes 4% 2/15/2034	3.84 to 4.74	43,733,000	42,887,381
TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,899,805)			68,369,339

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.33	86,238,285	86,255,533
Fidelity Securities Lending Cash Central Fund (t)(u)	4.33	218,033,604	218,055,408
TOTAL MONEY MARKET FUNDS (Cost $304,310,940)			304,310,941

TOTAL INVESTMENT IN SECURITIES - 108.6% (Cost $2,954,239,232)	2,998,701,571
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(238,478,023)
NET ASSETS - 100.0%	2,760,223,548

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,199,374 or 1.4% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,884,474,246 or 68.3% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,094,191 and $1,958,600, respectively.

(l)	Non-income producing - Security is in default.
(m)	Non-income producing.
(n)	Security or a portion of the security is on loan at period end.
(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,379,331 or 0.3% of net assets.

(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)	Security is perpetual in nature with no stated maturity date.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/22 - 7/11/25	40,209,569

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,883,431	375,631,844	347,259,742	677,682	-	-	86,255,533	86,238,285	0.1%
Fidelity Securities Lending Cash Central Fund	175,510,260	356,901,606	314,356,458	225,131	-	-	218,055,408	218,033,604	0.8%
Total	233,393,691	732,533,450	661,616,200	902,813	-	-	304,310,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	37,756,949	1,244,360	-	1,244,360	-	198,065	39,199,374	4,075,796
	37,756,949	1,244,360	-	1,244,360	-	198,065	39,199,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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